Share Capital - Schedule of the Company's RSUs, PSUs, and DSUs (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	395,725	406,762
Granted and adjusted dividends	121,498	150,591
Paid	(127,173)	(148,327)
Forfeited	(14,450)	(13,301)
Units, end of year	375,600	395,725
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	785,489	862,032
Granted and adjusted dividends	183,388	263,434
Paid	(284,209)	(318,058)
Forfeited	(25,844)	(21,919)
Units, end of year	658,824	785,489
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Units, beginning of year	229,282	200,411
Granted and adjusted dividends	26,146	28,871
Paid	(24,081)	0
Forfeited	0	0
Units, end of year	231,347	229,282